CAPITAL STOCK (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Capital Stock
	Number of common shares	Amount

Balance as of November 30, 2019	20,000,000	$513,735

Shares issued on reverse take-over	9,996,011	1,865,356
Shares issued on acquisition of Code Red	9,300,000	1,735,473
Private placement	12,632,900	2,357,404
Share issue costs	-	(131,640)

Balance as of November 30, 2020	51,928,911	$6,340,328

Shares issued on acquisition of Reciprocity (Note 4(b))	43,749,996	7,345,478
Shares issued on acquisition of NextGen (Note 4(c))	83,328,750	10,035,546
Shares issued on acquisition of Cut&Sew (Note 4(d))	2,000,000	240,866
Private placements	61,581,477	23,091,436
Share issue costs	-	(2,130,286)
Options exercised	312,766	150,045
RSUs exercised	1,000,000	395,000
Warrants exercised	480,000	222,443

Balance as of December 31, 2021	244,381,900	$45,690,856